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                           June 9, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

    Re:   The High Yield Plus Fund, Inc.

    File No's:  Investment Co. Act:   811-5468
                Securities Act:       33-19996

    Gentlemen:

        Pursuant to the requirements of Rule 30b2-1 under the Investment Company Act of 1940 and Rule 14a-3(c) under the
    Securities Exchange Act of 1934, we hereby submit for filing the annual report for the above-referenced Fund.

    Very truly yours,

    /s/ Grace Torres
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    Grace Torres
    Treasurer